Long-Term Debt and Other Financial Liabilities, Second JDH Loan (Details) $ in Thousands	Feb. 28, 2022 USD ($)
Second JDH Loan [Member]
Subordinated Long-Term Debt [Abstract]
Prepayment of loan	$ 1,850